Net Income (Loss) Per Share - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss)	$ 88,361	$ (129,386)	$ (709,561)
Denominator:
Weighted-average common shares outstanding — basic (in shares)	147,154	144,630	141,572
Dilutive effect of common stock equivalents (in shares)	3,758	0	0
Weighted-average common shares outstanding — diluted (in shares)	150,912	144,630	141,572
Net income (loss) per share—basic (in dollars per share)	$ 0.60	$ (0.89)	$ (5.01)
Net income (loss) per share—diluted (in dollars per share)	$ 0.59	$ (0.89)	$ (5.01)